Stock-Based Compensation (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021
Stock-Based Compensation (Details) [Line Items]
Option awards, description	Option awards are generally granted with an exercise price equal to the fair value of the Company’s stock at the date of grant; those options generally vest based on four years of continuous service and have 10-year contractual terms.
Weighted-average grant-date fair value of options (in Dollars per share)	$ 4.06	$ 0	$ 4.19	$ 0
Weighted-average remaining contractual term	10 years	0 years
Description of option awards			Option awards are generally granted with an exercise price equal to the fair value of the Company’s stock at the date of grant; those options generally vest based on four years of continuous service and have 10-year contractual terms.
Weighted average remaining contractual term for the outstanding options			10 years	0 years
2021 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Number of shares of common stock available for issuance (in Shares)					942,068
Number of shares of common stock (in Shares)					1,250,432
Restricted Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted-average remaining contractual term	10 years		10 years